NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 1)	Jun. 30, 2017 USD ($)
Notes and Loans Payable [Abstract]
June 30, 2018	$ 1,478,000
June 30, 2019	1,478,000
June 30, 2020	1,254,000
June 30, 2021	112,000
PNC Term Loans payable	4,210,000
Less: Current portion	(4,210,000)
Long-term portion	$ 0